DIVESTITURE (Details) - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
	Aug. 01, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
Gains (losses) on divestiture of assets		$ (96)	$ (106)	$ (186)	$ (109)
Canadian Refining Segment
Disclosure of analysis of single amount of discontinued operations [line items]
Gains (losses) on divestiture of assets				$ 89
Canadian Refining Segment
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from disposal of oil and gas assets	$ 260